Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income, Net [Abstract]
Schedule of Financial Income, Net
	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Foreign currency exchange differences	(818)	(660)	(1,078)
Realized and unrealized losses on derivative instruments	(651)	(609)	-
Interest income on short-term deposits	4,198	6,121	6,669
Other	(109)	(57)	46
Total financial income, net	2,620	4,795	5,637